Related party transactions	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Related party transactions	Related party transactions
The remuneration of directors and other key management personnel of the Company for employment services rendered are as follows (in thousands $):

	For the years ended
	Dec. 31, 2023	Dec. 31, 2022

Fixed salaries and benefits	4,655	4,998
Variable incentive-based compensation	6,139	7,913
Share-based compensation	9,915	11,881
	20,709	24,792
The DSU plan for independent directors of the Company vests annually over a three-year period and may only be settled in cash upon retirement. DSUs issued in lieu of directors' fees and dividends vest immediately. There were 15,782 DSUs issued during the year (December 31, 2022 - 16,820).
In the second quarter of the year, the Company completed the sale of its Canadian broker-dealer to its former management team. The net assets of the Canadian broker-dealer at the time of the transaction were $6.3 million. In the third quarter, the Company completed the sale of its non-core asset management business in Korea to its management teams. The total charge taken on the exit of Korea was $3.6 million, the majority of which pertains to its historical book value. Details of the transactions can be found in Note 5.